Investments and associates (Tables)	12 Months Ended
Dec. 31, 2014
Investments [Abstract]
Schedule of Changes in Investment
The changes in the investment and associates are as follows:

	Investments -2-			Associates		Total
		Net equity share	Other( In)tangible assets and fair value changes	Goodwill	Total associates
Balance January 1, 2013	278	—	—	—	—	278
40.08% investment in ASMPT March 15, 2013	—	255,701	227,010	898,599	1,381,310	1,381,310
Result investments and associates	—	23,727	—	—	23,727	23,727
Other comprehensive income investments and associates	—	480	—	—	480	480
Amortization recognized (in)tangible assets	—	—	(16,848)	—	(16,848)	(16,848)
Fair value changes related to inventories and tax losses	—	—	(39,807)	—	(39,807)	(39,807)
Impairment	—	—	—	(335,406)	(335,406)	(335,406)
Dividends	—	(10,171)	—	—	(10,171)	(10,171)
Dilution ASMPT share to 39.94%	—	3,587	—	—	3,587	3,587
Foreign currency translation effect	—	(8,940)	(8,824)	(45,432)	(63,196)	(63,196)
Balance December 31, 2013	278	264,384	161,531	517,761	943,676	943,954

Result investments and associates	(278)	61,428	—	—	61,428	61,150
Other comprehensive income investments and associates	—	(2,179)	—	—	(2,179)	(2,179)
Amortization recognized (in)tangible assets	—	—	(22,517)	—	(22,517)	(22,517)
Dividends	—	(19,974)	—	—	(19,974)	(19,974)
Dilution ASMPT share to 39.75%	—	3,561	—	—	3,561	3,561
Allocation equity component convertible bonds -1-	—	9,947	—	—	9,947	9,947
Foreign currency translation effect	—	28,179	19,830	70,146	118,155	118,155
Balance December 31, 2014	—	345,346	158,844	587,907	1,092,097	1,092,097

1.
In 2014 convertible bonds were issued by ASMPT that containing both liability and conversion option components. These components are classified separately into respective items on initial recognition in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. The conversion option classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument as a whole. This is recognized and included in equity, net of income tax effects, and is not subsequently remeasured. In addition, the conversion option classified as equity will remain in equity until the conversion option is exercised.

2.
Investments reflects the net equity value of the interest in Levitech BV resulting from the management buy-out in 2009 of the RTP business. ASM International NV obtained a 20% interest in Levitech BV. This value has been reduced in 2014 due to (start-up) losses of Levitech caused by the introduction of their advanced products in the market.

Summarized Financial Information for Equity Method Investments
Reporting ASMI share in net earnings of ASMPT in the consolidated statement of operations:

Year ended December 31, 2013
Result investments and associates
ASMI share net earnings March 16 - December 31, 2013	23,727
Realized gain on sale 11.88% ASMPT shares	242,838
Unrealized remeasurement gain on retained 40.08% ASMPT shares	1,155,625
Impairment loss	(335,406)
Amortization other intangible assets and fair value changes from PPA	(56,652)
Reported on line result investments and associates	1,030,132
Summarized 100% earnings information for ASMPT equity method investment excluding basis adjustments. The foreign currency exchange rate per December 31, 2014 is 1 HK$: €0.106 (for December 31, 2013: 1HK$: €0.097).

(HK$ million)	2013	2014
Net sales	10,841	14,229
Income before income tax	673	2,028
Net earnings	549	1,580

Summarized 100% balance sheet information for ASMPT equity method investment excluding basis adjustments. The foreign currency exchange rate average 2014 is 1 HK$: €0.097 (2013: 1 HK$: €0.097).

	Year ended December 31,
(HK$ million)	2013	2014
Current assets	8,019	10,840
Non-current assets	2,720	3,632
Current liabilities	3,304	3,759
Non-current liabilities	356	2,532
Equity	7,079	8,181